Related Party Transactions - Compensation Expense for Key Management Personnel (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2026 CAD ($) employee	Mar. 31, 2025 CAD ($) employee
Related party [Abstract]
Short-term employment benefits	$ 9,433	$ 8,820
Long-term employment benefits	38	45
Termination benefits	676	258
Directors’ fees	378	383
Share-based compensation	4,600	8,467
Total management compensation	15,125	17,973
Management compensation payable or accrued	$ 2,300	$ 2,800
Key management personnel
Disclosure of transactions between related parties [line items]
Number of employees | employee	8	10